Right-of-use Assets and Lease Liabilities - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Potential future undiscounted lease payments	$ 54,600,000	$ 48,200,000
Principal elements of lease payments	33,938,000	26,251,000	$ 19,051,000
Charges recognized in relation to short-term and low value leases	7,500,000	6,700,000	$ 6,400,000
Right of Use Assets
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Impairment charge	$ 11,500,000	$ 0
Bottom of Range
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease contracts term	3 years
Top of Range
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease contracts term	12 years